Statement of financial position, order of liquidity (Statement) - EUR (€)		Jun. 30, 2021	Dec. 31, 2020
Assets [Line Items]
Cash cash balances at central banks and other demand deposits assets			€ 65,520,000,000
Current financial assets at fair value through profit or loss, classified as held for trading		€ 105,523,000,000	108,257,000,000
Derivative financial assets held for trading	[1]	28,672,000,000	40,183,000,000
Equity instruments held for trading		14,315,000,000	11,458,000,000
Debt instruments held for trading		25,116,000,000	23,970,000,000
Loans and advances to central banks held for trading		86,000,000	53,000,000
Loans and advances to banks held for trading		28,831,000,000	20,499,000,000
Loans and advances to customers held for trading assets		8,504,000,000	12,095,000,000
Non-trading financial assets at fair value through profit or loss, mandatorily measured at fair value			5,198,000,000
Equity instruments, mandatorily measured at fair value		4,827,000,000	4,133,000,000
Debt securities, mandatorily measured at fair value		194,000,000	356,000,000
Loans and advances to customers, mandatorily measured at fair value		722,000,000	709,000,000
Financial assets at fair value through profit or loss			1,117,000,000
Debt securities at fair value through profit or loss		1,107,000,000	1,117,000,000
Financial assets at fair value through other comprehensive income		73,186,000,000	69,440,000,000
Equity instruments at fair value through other comprehensive income		1,347,000,000	1,100,000,000
Debt securities at fair value through other comprehensive income		71,811,000,000	68,308,000,000
Loans and advances to credit institutions at fair value through other comprehensive income		27,000,000	33,000,000
Financial assets at amortised cost		368,026,000,000	367,668,000,000
Debt Securities at amortized cost		35,327,000,000	35,737,000,000
Loans and advances to central banks at amortised cost		5,087,000,000	6,209,000,000
Loans and advances to credit institutions at amortised cost		11,860,000,000	14,575,000,000
Loans and advances to customers at amortised cost		315,752,000,000	311,147,000,000
Derivative financial assets held for hedging		1,530,000,000	1,991,000,000
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets		23,000,000	51,000,000
Investments in subsidiaries, joint ventures and associates		1,400,000,000	1,437,000,000
Investments in joint ventures		147,000,000	149,000,000
Investments in associates		1,253,000,000	1,288,000,000
Assets under insurance contracts and reinsurance contracts issued		285,000,000	306,000,000
Tangible assets		7,321,000,000	7,823,000,000
Property, plant and equipment		7,111,000,000	7,601,000,000
Property plant and equipment for own use		6,826,000,000	7,311,000,000
Assets leased out under an operating lease		285,000,000	290,000,000
Investment properties tangible assets		210,000,000	222,000,000
Intangible assets and goodwill		2,303,000,000	2,345,000,000
Goodwill		889,000,000	910,000,000
Intangible assets other than goodwill		1,414,000,000	1,435,000,000
Tax assets		16,166,000,000	16,526,000,000
Current tax assets		1,104,000,000	1,199,000,000
Deferred tax assets		15,062,000,000	15,327,000,000
Other assets		2,647,000,000	2,513,000,000
Insurance contracts linked to pensions		0	0
Inventories		446,000,000	572,000,000
Rest other assets		2,201,000,000	1,941,000,000
Non-current assets or disposal groups classified as held for sale		1,223,000,000	85,987,000,000
Assets		648,169,000,000	736,176,000,000
Equity and Liabilities [Line Items]
Current financial liabilities at fair value through profit or loss, classified as held for trading		82,862,000,000	86,488,000,000
Derivative financial liabilities held for trading	[1]	29,329,000,000	41,680,000,000
Short positions held for trading		10,485,000,000	12,312,000,000
Deposits from central banks held for trading		13,183,000,000	6,277,000,000
Deposits from credit institutions held for trading		18,497,000,000	16,558,000,000
Customer deposits held for trading		11,368,000,000	9,660,000,000
Financial liabilities at fair value through profit or loss		9,811,000,000	10,050,000,000
Customer deposits at fair value		852,000,000	902,000,000
Debt certificates at fair value		3,745,000,000	4,531,000,000
Other financial liabilities at fair value		5,214,000,000	4,617,000,000
Financial liabilities at amortised cost		479,618,000,000	490,606,000,000
Deposits from central banks at amortized cost		50,731,000,000	45,177,000,000
Deposits from credit institutions at amortized cost		20,913,000,000	27,629,000,000
Customer deposits at amortized cost		338,795,000,000	342,661,000,000
Debt certificates at amortized cost		55,047,000,000	61,780,000,000
Other financial liabilities at amortized cost		14,132,000,000	13,358,000,000
Derivative financial liabilities held for hedging		2,384,000,000	2,318,000,000
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0	0
Insurance contracts issued that are liabilities		10,535,000,000	9,951,000,000
Provisions		6,460,000,000	6,141,000,000
Provisions for employee benefits		3,923,000,000	4,272,000,000
Other long term employees benefits		43,000,000	49,000,000
Provisions for taxes and other legal contingencies		580,000,000	612,000,000
Provisions for contingent risks and commitments		697,000,000	728,000,000
Other provisions	[2]	1,217,000,000	479,000,000
Tax liabilities		2,501,000,000	2,355,000,000
Current tax liabilities		677,000,000	545,000,000
Deferred tax liabilities		1,824,000,000	1,809,000,000
Other liabilities		4,053,000,000	2,802,000,000
Liabilities included in disposal groups classified as held for sale		0	75,446,000,000
Liabilities		598,225,000,000	686,156,000,000
Own Funds		59,864,000,000	58,904,000,000
Issued capital		3,267,000,000	3,267,000,000
Additional paid-in capital		3,267,000,000	3,267,000,000
Unpaid capital which has been called up		0	0
Share premium		23,599,000,000	23,992,000,000
Equity instruments issued other than capital		0	0
Other equity interest		43,000,000	42,000,000
Retained earnings		31,320,000,000	30,508,000,000
Revaluation surplus		0	0
Other reserves		(239,000,000)	(164,000,000)
Reserves or accumulated losses of investments in subsidaries joint ventures and associates		(239,000,000)	(164,000,000)
Other reserves other		0	0
Treasury shares		38,000,000	46,000,000
Profits or losses attributable to owners of the parent		1,911,000,000	1,305,000,000
Interim dividends		0	0
Accumulated other comprehensive income		(15,348,000,000)	(14,356,000,000)
Items that will not be reclassified to profit or loss		(2,077,000,000)	(2,815,000,000)
Actuarial gains or losses on defined benefit pension plans		(1,012,000,000)	(1,474,000,000)
Non-current assets and disposal groups classified as held for sale (not reclassified)		0	(65,000,000)
Share of other recognised income and expense of investments in subsidaries joint ventures and associates (not reclassified)		0	0
Other comprehensive income, net of tax, change in fair value of equity instruments measured at fair value with changes in other comprehensive income		(1,060,000,000)	(1,256,000,000)
Hedge ineffectiveness of fair value hedges for equity instruments measured at fair value through other comprehensive income		0	0
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		(5,000,000)	(21,000,000)
Items that may be reclassified to profit or loss		(13,271,000,000)	(11,541,000,000)
Hedge of net investments in foreign operations effective portion		(191,000,000)	(62,000,000)
Foreign currency translation		(14,221,000,000)	(14,185,000,000)
Hedging derivatives. Cash flow hedges effective portion		(358,000,000)	10,000,000
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income		1,512,000,000	2,069,000,000
Hedging Instruments (not designated)		0	0
Non-current assets and disposal groups classified as held for sale may be reclassified		0	644,000,000
Share of other recognised income and expense of investments in subsidaries joint ventures and associates		(13,000,000)	(17,000,000)
Non-controlling interests		5,428,000,000	5,471,000,000
Valuation adjustments minority interest		(7,393,000,000)	(6,949,000,000)
Rest non controlling interest		12,821,000,000	12,421,000,000
Equity and liabilities		€ 648,169,000,000	€ 736,176,000,000

[1]	(*) The variation corresponds mainly to derivatives evolution in BBVA S.A
[2]	(*) Individually insignificant provisions or contingencies for various concepts in different geographies. In 2021, it also includes a €754 million provision for the collective layoff procedure that has been carried out at Banco Bilbao Vizcaya Argentaria, S.A